U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 29, 2009

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
on behalf of the Winslow Green Mutual Funds

Dear Mr. Minore:

This correspondence is being filed in response to your oral comments and suggestions of May 15, 2009 regarding the Trust’s preliminary proxy statement filed on Schedule 14A on May 6, 2009, which is seeking shareholder approval on a new Investment Advisory Agreement, Distribution Plan and related 12b-1 fee of 0.25% of average daily net assets.  Filed with this correspondence, please find the Trust’s definitive proxy statement which reflects the incorporation of your comments as noted below.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

Mr. Dominic Minore
Securities and Exchange Commission

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The Trust’s responses to your comments are as follows:

1.
In the various sections of the proxy statement (i.e., the shareholder letter, the Questions and Answers, the Notice of Special Meeting, the Proxy Statement and the Proxy Card), please clearly indicate that Proposal 2 also includes approval of a Rule 12b-1 fee in the amount of 0.25% of the Fund’s average daily net assets.

The Trust responds by making the clarification throughout the various sections of the Proxy Statement as suggested.

2.
Please clarify in the shareholder letter (and other sections of the Proxy Statement as applicable) that the Funds’ total expenses will be increasing as a result of the implementation of a Rule 12b-1 Distribution Plan and Rule 12b-1 fee of 0.25%.

The Trust responds by adding the requested clarification to the shareholder letter and other sections of the Proxy Statement.

3.
Consider adding a Question and Answer to the “Q&A” section explaining that not only are the Funds’ total expenses increasing, but net expenses of the Winslow Green Growth Fund also appear to be increasing.

The Trust responds by introducing a new Question and Answer related to the Funds’ expenses on page 3 as shown below.  Additionally, please see the Trust’s response to Comment 17 addressing the net expenses of the Winslow Green Growth Fund.

How will my approval of these proposals affect the expenses of the Fund?

The proposed change in investment advisers will not result in any increase of the investment advisory fee or in the total expenses of the Fund.  In addition, although the proposed new Distribution Plan and related Rule 12b-1 fee of 0.25% for the Investor Class Shares will increase the Fund’s total operating expenses, the Rule 12b-1 fee will not result in an increase in the Fund’s current net expenses that impact shareholders for at least two years.  In other words, the investment adviser will continue to limit the Fund expenses paid by shareholders to their current levels for at least two years following the date of the New Investment Advisory Agreement (as defined below).

4.	Please include the Operating Expenses Limitation Agreement as an exhibit to the Proxy Statement for shareholders’ reference.

The Trust responds by noting that although the Operating Expenses Limitation Agreement is not an agreement requiring approval by the Funds’ shareholders, it is including the Operating Expenses Limitation Agreement as an exhibit to the Proxy Statement for reference purposes as requested.

Mr. Dominic Minore
Securities and Exchange Commission

5.	Please indicate whether the passing of one proposal is contingent upon the passing of the other proposal.

The Trust responds by clarifying on page 4 of the Q&A of the Proxy Statement that the two proposals are not contingent on each other as follows:

“Approval of each of the proposals by one Fund is not contingent on approval by another Fund, so that if shareholders of one of the Funds do not approve a proposal, the proposal will still be implemented by the other Fund if its shareholders approve the proposal.  Additionally, if shareholders approve Proposal 1 (new adviser), but do not approve Proposal 2 (Rule 12b-1 Plan), then Proposal 2 will not take effect.  Likewise, if shareholders approve Proposal 2, but do not approve Proposal 1, then Proposal 1 will not take effect.  In other words, implementation of either Proposal is not contingent upon the other Proposal.  If one of the Proposals is not approved, the Board will determine an appropriate course of action.”

6.	Please consider including additional details regarding Brown’s purchase of Winslow Management Company, LLC, including the amount Brown paid for Winslow.

The Trust responds by noting this information is confidential to Brown and Winslow and is not relevant to the proposals presented herein.  The Trust is not permitted and will not be disclosing such information in its proxy statement.

7.
Please confirm supplementally whether there are any other affiliates or entities that will receive any benefit from the Brown/Winslow transaction.  For example, does Winslow have an affiliated broker-dealer that Brown will use for portfolio transactions after the acquisition?  If so, please provide appropriate disclosure in the Proxy Statement indicating all interested parties and entities that will benefit from the Brown/Winslow transaction.

The Trust respond by noting it has received representation from Winslow that Winslow has no affiliates or other entities that will receive any benefit from the Brown/Winslow transaction.

8.
If true, consider adding a sentence to page 3 of the Proxy Statement that there are no material differences between the previous Investment Advisory Agreement and the new FINAL Investment Advisory Agreement.

The Trust responds by adding the following sentence to page 3 of the Proxy Statement:

“There are no material differences between the two agreements, other than the effective dates and the identity of the investment adviser.”

9.
Pursuant to Item 22c-10 of Schedule 14A, please indicate whether Brown Advisory serves as an investment adviser to any other mutual funds with similar investment objectives.  Additionally, please provide a comparison of advisory fees charged to those mutual funds.

The Trust responds by adding the disclosure requested as shown below:

Mr. Dominic Minore
Securities and Exchange Commission

Other Funds Managed by Brown Advisory

In addition to the management services provided by Brown Advisory to the Funds, Brown Advisory also provides management services to other investment companies.  Information with respect to the assets of and management fees payable to Brown Advisory by those funds having investment objectives similar to those of the Funds is set forth below:

Name of Fund	Total Net Assets managed by Brown Advisory at November 30, 2008 (in millions)	Annual Management Fee as a % of Average Daily Net Assets	Waivers, Reductions or Agreements to Waive or Reduce Management Fee for Class A Shares
Brown Advisory Growth Equity Fund	$46,668	0.75%	1.60%(A)
Brown Advisory Value Equity Fund	$121,463	0.75%	1.60%(A)
Brown Advisory Flexible Value Fund	$14,862	0.85%	1.35%(B)
Brown Advisory Small- Cap Growth Fund	$84,794	1.00%	1.85%(A)
Brown Advisory Small- Cap Value Fund	$61,642	1.00%	1.85%(A)
Brown Advisory Opportunity Fund	$14,264	1.00%	1.70%(A)
Brown Advisory Small- Cap Fundamental Value Fund	--(C)	1.00%	2.00%(B)
(A) Contractual Fee Waivers in place to limit the ratio of total annual fund operating expenses (excluding taxes, interest, portfolio transaction expenses, ad extraordinary expenses) to the amount shown.
(B) Voluntary fee waivers the adviser made (excluding interest, taxes, dividend expenses, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) of the Fund in order to limit Total Annual Fund Operating Expenses for the amount shown.
(c) The Brown Advisory Small-Cap Fundamental Value Fund recently commenced operations on December 31, 2008 and therefore did not have any assets as of the Brown Fund family’s last audited report—November 30, 2008.

10.
Consider adding disclosure that clarifies that because Brown Advisory will be reimbursing the Funds for more expenses in light of the addition of the Rule 12b-1 Distribution Plan, Brown will potentially be able to recover more of the expenses it paid for the Funds.

The Trust responds by adding the following sentence to page 8 of the Proxy Statement as follows:

“The Trustees also considered the fact that, should the Funds’ expenses ever fall below the current contractual expense limitation, Brown Advisory would be entitled to recoup the additional amounts it paid in to limit the Funds' expense ratios to the expense caps.”

Mr. Dominic Minore
Securities and Exchange Commission

11.	Consider adding disclosure that states that Winslow is deriving a benefit by not having to pay the Funds’ expenses.

The Trust responds by maintaining that such disclosure is unnecessary.  Nonetheless, the Trust has added the following sentence to page 4 of the Proxy Statement as requested:

“Additionally, with the termination of the Prior Investment Advisory Agreement and the previous Operating Expense Limitation Agreement, Winslow is no longer obligated to waive any advisory fees or reimburse the Funds for any expenses in order to maintain the Funds’ expense ratios to the limits shown below.”

12.	Please confirm supplementally that the directors and officers listed on page 4 of the Proxy Statement constitute all of Brown Advisory’s current directors and principal officers.

After confirming with representatives from Brown Advisory, the Trust responds by confirming that the directors and officers listed on page 4 of the Proxy Statement is complete and accurate as provided.

13.	On page 6 of the Proxy Statement, please consider clarifying the term “disabling conduct” in the first full paragraph entitled “Limitation on Liability and Indemnification.”

The Trust responds by defining the earlier reference to “willful misfeasance, bad faith or gross negligence” as “disabling conduct” for clarification as suggested.

14.
On page 6 of the Proxy Statement under “Board Approval and Recommendation,” please consider adding a factor to the Board’s consideration, if applicable, that the Board considered the increased total operating expenses with the addition of the Rule 12b-1 Distribution Plan and, with respect to the Winslow Green Growth Fund, the increased net expenses.

The Trust responds by maintaining that factor (5) under the referenced paragraph “Board Approval and Recommendation” is adequate and accurate as written.  The Trust notes supplementally that the Board is aware of and has considered the fact that the Funds’ total operating expenses will increase with the implementation of the 0.25% Rule 12b-1 fee on the Investor Class shares.  We can make no representations as to what actions the Board will take in two years after expiration of the current 2-year contractual fee limit commitment.

15.
On page 7 of the Proxy Statement under the subheading “Costs of Services Provided and Profits Realized by Brown Advisory,” please consider clarifying that the Funds’ total operating expenses will be increasing with the addition of the new Rule 12b-1 fees.  Additionally, please correct the statement the Funds’ expense ratio is not going to change by indicating that the expense cap is only guaranteed for 2 years and that there is no assurance that it will remain in place beyond that.

The Trust responds by adding the clarifying statements as requested.

Mr. Dominic Minore
Securities and Exchange Commission

16.
On page 9 of the Proxy Statement under Proposal 2 “Description of the Plan,” please add a statement that there is no assurance that the expense cap will remain in place beyond the stated 2 year period.

The Trust responds by adding the statement requested.

17.
On page 10 of the Proxy Statement, please add a statement that with the implementation of the Rule 12b-1 fee, the Winslow Green Growth Fund’s expenses are increasing to the cap level, where currently the Fund’s expenses were below the cap.

The Trust responds by clarifying supplementally that Proposal 2 will not result in any increase in the current expense ratio of the Winslow Green Growth Fund.  The Fund’s current total operating expense ratio as of April 30, 2009, before the application of any reimbursements, was 1.60%.  The Operating Expense Limitation agreement limits the Fund’s average annual operating expenses to 1.45%.  As a result, the Fund’s current net operating expense ratio is 1.45% and the addition of the 0.25% Rule 12b-1 fee will not result in an increase in that expense ratio from current levels for at least two years as stated.  Please note that as a result of your inquiry, we have determined to restate the Fee Table per Item 3(d)(ii) of Form N-1A to reflect the Fund’s current expense ratio, rather than the expense ratio as of the Fund’s most recent fiscal year end.  The revised fee table is attached to this letter as Schedule 1.

By way of supplemental explanation, please be advised that the Fund’s total net assets decreased substantially during the course of its most recent fiscal year.  As a result, the Fund’s average annual net assets were significantly higher than the Fund’s year-end net assets.  In addition, while the Fund was not in “expense reimbursement position” at the beginning of its fiscal year, it was in significant reimbursement position at the end of its fiscal year end.  As a result, while the expense ratio based on the Fund’s average annual net assets was 1.43% (and therefore appears to be below the expense cap), the Fund’s current expense ratio is well above the expense cap at 1.60%.  The current disclosure correctly states that each Fund’s net operating expenses “will not be increased from current levels.....”

18.	On page 11 of the Proxy Statement, please add a statement that Brown Advisory could receive higher fees in the event the Funds’ asset size increases.

The Trust responds by choosing not to include such a statement as it believes the concept is clearly expressed throughout by the very nature of an asset-based fee.  The advisory fee is a percentage of average daily net assets and therefore the adviser’s income from its advisory fee increases—or decreases—proportionally with the Funds’ asset size.

19.	On the Proxy Card, please provide clarification to the parenthetical regarding Investor Class Shareholders ability to vote on Proposal 2.

The Trust responds by revising the parenthetical so that it reads as follows:  “Only Investor Class Shareholders are permitted to vote on this matter.”

Mr. Dominic Minore
Securities and Exchange Commission

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Esq., Paul, Hastings Janofsky, & Walker LLP

Mr. Dominic Minore
Securities and Exchange Commission

Schedule 1 – Revised Fee Table and Expense Example for the Proxy Statement

The tables below show the current operating expenses, as a percentage of average net assets of the Investor Class shares of the Funds as of April 30, 2009, and the estimated pro forma expenses that would be incurred if the Distribution Plan described in this proposal were in effect.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Winslow Green Growth Fund		Winslow Green Solutions Fund
	Current Expenses (Unaudited) (Investor Class)	Pro Forma Expenses (Unaudited) (Investor Class)	Current Expenses (Unaudited) (Investor Class)	Pro Forma Expenses (Unaudited) (Investor Class)
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	0.25%	None	0.25%
Other Expenses(1)	0.70%	0.70%	1.97%	1.97%
Total Annual Fund Operating Expenses	1.60%	1.85%	2.87%	3.12%
Less: Expense Reimbursement or Reduction	-0.15%	-0.40%	-1.62%	-1.87%
Net Annual Fund Operating Expenses(2)	1.45%	1.45%	1.25%	1.25%

(1)
Other expenses include interest, custodian, transfer agency and other customary operating expenses.  However, the Funds do not anticipate incurring interest expense for their current fiscal year.  Other expenses also include expenses incurred by the Funds as a result of their investment in any money market fund or other investment company.  These expenses associated with the Funds’ investment in other investment companies are referred to as “Acquired Fund Fees and Expenses”.  For the prior fiscal year, the Funds incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the Fund’s average daily net assets.  Other Expenses also include a Shareholder Servicing Fee for the Investor Shares that may be paid by each Fund in an amount up to 0.25% of the Fund’s average daily net assets on an annual basis.  Other expenses have been restated from the actual expense ratios disclosed in the Funds’ Annual Report for the fiscal year ended December 31, 2008 to reflect the negative impact on economies of scale resulting from lower assets under management.  There is no guarantee that actual expenses for the current fiscal year will be the same as expenses shown in the fee table above.

(2)
Brown Advisory has contractually agreed to reduce its fees and/or pay each Fund’s expenses (excluding interest, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit the Winslow Green Growth Fund’s Net Annual Fund Operating Expenses to 1.45% for the Investor Shares, of the Fund’s average net assets and the Winslow Green Solutions Fund’s Net Annual Fund Operating Expenses to 1.25% (the “Expense Cap”).  The Expense Cap will remain in effect for at least the first two-year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees.  Brown Advisory is permitted to be reimbursed for fee reductions and/or expense payments from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The Board of Trustees may terminate this expense reimbursement arrangement at any time.

Example
The Example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example is based on the current expenses of the Investor class shares of the Fund and provides a comparison based on the pro forma expenses the Investor Class shares would incur if Proposal 2 is approved.  The example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Fund’s operating expenses remain the same.  The example reflects the expense limitation agreement for the first two years within each of the periods shown below.  Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Winslow Green Growth Fund
Current Investor Shares	$148	$475	$842	$1,874
Pro Forma Investor Shares	$148	$484	$868	$1,947
Winslow Green Solutions Fund
Current Investor Shares	$127	$572	$1,216	$2,952
Pro Forma Investor Shares	$127	$605	$1,315	$3,205